Lease (Details)	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 190,228
2023	127,262
Thereafter
Total undiscounted lease payments	317,490
Less imputed interest	(36,397)
Total lease liabilities	$ 281,093